CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 620,000	$ 543,966	$ 452,826
Other comprehensive income (loss) before tax
Unrealized gain (loss) on marketable securities	2,424	(1,053)	4,332
Reclassification of unrealized gains on marketable securities to income	(1,436)	(672)	(1,218)
Other than temporary impairment			785
Gain on sale of marketable securities previously impaired		(2,017)
Unrealized gain (loss) on forward contracts	1,524	(225)
Other comprehensive income, before tax	2,512	(3,967)	3,899
Related income tax income (expense)	(556)	1,033	(870)
Other comprehensive income, net of tax	1,956	(2,934)	3,029
Total comprehensive income	621,956	541,032	455,855
Accumulated other comprehensive income (net of taxes in the amount of $ 4,909, $3,876 and $ 4,428, in 2010, 2011 and 2012, respectively)	$ 14,606	$ 12,650	$ 15,584